FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL EXPENSES, NET [Abstract]
Schedule of Financial Expenses, Net
	Year ended December 31,
	2012	2011	2010

Income:

Foreign currency exchange differences	$166	$395	$70
Interest on cash equivalents and restricted deposits	18	20	5
Others	31	197	-

	215	612	75
Expenses:

Interest on convertible note and loans from shareholders	376	159	174
Amortization of discount on a convertible note and loans from shareholders	516	212	576
Foreign currency exchange differences	60	288	177
Interest on loans from banks and other credit balances	26	27	83
Bank commissions and others	280	404	249

	1,258	1,090	1,259

	$(1,043)	$(478)	$(1,184)